CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ 418,130	¥ 1,046,650	¥ (1,120,002)
Less: Net income (loss) attributable to noncontrolling interests	5,461	46,961	(61,555)
Net income (loss) attributable to MHFG shareholders	412,669	999,689	(1,058,447)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	167,420	156,393	146,191
Provision (credit) for loan losses	647	222,102	567,396
Investment losses (gains)-net	(70,468)	(66,763)	462,207
Foreign exchange losses (gains)-net	(66,988)	(26,236)	(9,379)
Deferred income tax expense (benefit)	174,864	(377,308)	711,122
Net change in trading account assets	2,783,405	458,239	(94,841)
Net change in trading account liabilities	(2,417,969)	(2,679,240)	2,466,501
Net change in loans held for sale	30,598	7,294	118,061
Net change in accrued income	23,655	38,118	61,503
Net change in accrued expenses	(24,702)	(13,462)	(64,062)
Other-net	(61,319)	267,222	191,170
Net cash provided by (used in) operating activities	951,812	(1,013,952)	3,497,422
Cash flows from investing activities:
Proceeds from sales of available-for-sale securities	56,773,936	39,430,098	47,038,991
Proceeds from maturities of available-for-sale securities	15,421,495	12,558,894	18,466,507
Purchases of available-for-sale securities	(72,409,981)	(62,815,825)	(65,128,275)
Proceeds from maturities of held-to-maturity securities	1,405	180,497	594,915
Purchase of held-to-maturity securities	(600,296)	(602,036)
Proceeds from sales of other investments	122,478	26,704	33,522
Purchases of other investments	(110,066)	(120,662)	(103,651)
Proceeds from sales of loans	246,633	367,069	326,781
Net change in loans	(1,742,702)	8,327,521	(5,980,581)
Net change in interest-bearing deposits in other banks	(6,438,858)	1,063,622	(1,597,417)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	(1,522,389)	(718,570)	3,296,830
Proceeds from sales of premises and equipment	2,108	15,819	7,068
Purchases of premises and equipment	(214,447)	(255,596)	(221,070)
Cash and due from banks acquired in business combination (Note 3)		118,703
Net cash provided by (used in) investing activities	(10,470,684)	(2,423,762)	(3,266,380)
Cash flows from financing activities:
Net change in deposits	3,190,397	(221,970)	1,916,425
Net change in debentures	(776,865)	(782,662)	(858,984)
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions	(1,552,577)	4,260,291	(4,090,352)
Net change in due to trust accounts	18,882	39,283	(133,799)
Net change in commercial paper and other short-term borrowings	6,131,912	(6,527)	3,406,013
Proceeds from issuance of long-term debt	1,167,647	1,582,902	1,824,193
Repayment of long-term debt	(778,791)	(1,150,366)	(1,323,482)
Proceeds from noncontrolling interests	2,320	1,516	14,776
Payment to noncontrolling interests	(577)	(15,459)	(8,563)
Proceeds from issuance of common stock	757,790	533,794
Proceeds from sales of treasury stock	4	4	179
Purchases of treasury stock	(3)	(5)	(150,359)
Dividends paid	(133,925)	(130,297)	(133,394)
Dividends paid to noncontrolling interests	(6,364)	(5,662)	(16,147)
Net cash provided by (used in) financing activities	8,019,850	4,104,842	446,506
Effect of exchange rate changes on cash and due from banks	(15,906)	(581)	(30,483)
Net increase (decrease) in cash and due from banks	(1,514,928)	666,547	647,065
Cash and due from banks at beginning of fiscal year	3,399,459	2,732,912	2,085,847
Cash and due from banks at end of fiscal year	1,884,531	3,399,459	2,732,912
Supplemental disclosure of cash flow information:
Interest paid	462,907	518,937	1,222,552
Income taxes paid (refunded), net	25,283	(54,885)	(35,705)
Noncash investing activities:
Transfer from loans into other investments		2,222
Transfer from loans held for sale into loans			378,038
Investment in capital leases	11,153	6,763	2,439
Noncash assets acquired and liabilities assumed at fair value in business combination (Note 3):
Noncash assets acquired at fair value		2,200,521
Noncash liabilities assumed at fair value		¥ 2,025,753